U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /x/




                  Pre-Effective Amendment No.          1

                  Post-Effective Amendment No.

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /x/


                  Amendment No.           1

                        (Check appropriate box or boxes)

                        WELLS FAMILY OF REAL ESTATE FUNDS

               (Exact Name of Registrant as Specified in Charter)

                            3885 Holcomb Bridge Road
                             Norcross, Georgia 30092
                    (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:  (800) 448-1010

                                 Brian M. Conlon
                          Wells Asset Management, Inc.
                            3885 Holcomb Bridge Road
                             Norcross, Georgia 30092
                     (Name and Address of Agent for Service)

                                   Copies to:

                                 Frank J. Bitzer
                         Countrywide Fund Services, Inc.
                          312 Walnut Street, 21st Floor
                             Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.


         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine.

                      THE WELLS FAMILY OF REAL ESTATE FUNDS

                              Cross Reference Sheet
                             Pursuant to Rule 481(a)
                        Under the Securities Act of 1933

PART A

Item No.          Registration Statement Caption                  Caption in Prospectus

1.                Cover Page                                      Cover Page

2.                Synopsis                                        Expense Information

3.                Condensed Financial Information                 Performance Information

4.                General Description of Registrant               Operation of the Fund;
                                                                  Investment Objective,
                                                                  Investment Policies and Risk
                                                                  Considerations

5.                Management of the Fund                          Operation of the Fund

6.                Capital Stock and Other Securities              Cover Page; Operation of the
                                                                  Fund; Dividends and
                                                                  Distributions; Taxes

7.                Purchase of Securities Being Offered            How to Purchase Shares;
                                                                  Shareholder Services;
                                                                  Distribution Plan;
                                                                  Calculation of Share Price
                                                                  and Public Offering Price;
                                                                  Application

8.                Redemption or Repurchase                        How to Redeem Shares;
                                                                  Shareholder Services;
                                                                  Distribution Plan

9.                Pending Legal Proceedings                       Inapplicable


PART B
                                                                  Caption in Statement
                                                                  of Additional
Item No.          Registration Statement Caption                  Information

10.               Cover Page                                      Cover Page

11.               Table of Contents                               Table of Contents



                                       (i)





12.               General Information and History                 The Trust

13.               Investment Objectives and Policies              Definitions, Policies and
                                                                  Risk Considerations;
                                                                  Investment Limitations;
                                                                  Securities Transactions;
                                                                  Portfolio Turnover

14.               Management of the Fund                          Trustees and Officers

15.               Control Persons and Principal Holders           Inapplicable
                  of Securities

16.               Investment Advisory and Other Services          The Investment Adviser; The
                                                                  Sub-Adviser; Distribution
                                                                  Plan; Custodian; Auditors;
                                                                  Countrywide Fund Services,
                                                                  Inc.

17.               Brokerage Allocation and Other                  Securities Transactions
                  Practices

18.               Capital Stock and Other Securities              The Trust

19.               Purchase, Redemption and Pricing of             Calculation of Share
                  Securities Being Offered                        Price and Public Offering
                                                                  Price; Other Purchase
                                                                  Information; Redemption in
                                                                  Kind

20.               Tax Status                                      Taxes

21.               Underwriters                                    The Underwriter

22.               Calculation of Performance Data                 Historical Performance
                                                                  Information

23.               Financial Statements                            Statement of Assets and
                                                                  Liabilities

PART C

     The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                                                  PROSPECTUS
                                                                   ______, 1998

                        WELLS FAMILY OF REAL ESTATE FUNDS
                            3885 Holcomb Bridge Road
                             Norcross, Georgia 30092

                            WELLS S&P REIT INDEX FUND
         ---------------------------------------------------------------

         The Wells S&P REIT Index Fund (the "Fund"), a separate series of the Wells Family of Real Estate Funds (the "Trust"), seeks to provide investment results corresponding to the performance of the S&P REIT Index (the "Index") by investing in the stocks included in the Index.

         Wells Asset Management, Inc. (the "Adviser") serves as the investment adviser to the Fund. Gateway Investment Advisers, L.P. (the "Sub-Adviser") manages the Fund's investments under the supervision of the Adviser.

This Prospectus sets forth concisely the information about the Fund that you should know before investing. Please retain this Prospectus for future reference. A Statement of Additional Information dated ___________, 1998 has been filed with the Securities and Exchange Commission and is hereby incorporated by reference in its entirety. A copy of the Statement of Additional Information can be obtained at no charge by calling 800-282-1581 or writing the Fund.
-----------------------------------------------------------------
                            TABLE OF CONTENTS
EXPENSE INFORMATION............................................................
INVESTMENT OBJECTIVE, INVESTMENT POLICIES AND RISK
CONSIDERATIONS......................................................
OPERATION OF THE FUND..........................................................
HOW TO PURCHASE SHARES........................................................
SHAREHOLDER SERVICES...........................................................
HOW TO REDEEM SHARES...........................................................
DIVIDENDS AND DISTRIBUTIONS....................................................
TAXES..........................................................................
DISTRIBUTION PLAN..............................................................
CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE...........................
PERFORMANCE INFORMATION........................................................

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               EXPENSE INFORMATION

Shareholder Transaction Expenses:
Maximum Initial Sales Load Imposed on Purchases
(as a percentage of offering price)                          4.00%
Deferred Sales Charge                                        None
Sales Charge Imposed on Reinvested Dividends                 None
Redemption Fee                                               None*

* A wire transfer fee is charged by the Fund's Custodian in the case of redemptions made by wire. Such fee is subject to change and is currently $9. See "How to Redeem Shares."

Annual Fund Operating Expenses:
(as a percentage of average net assets)
Management Fees After Waivers                                .00% (A)
12b-1 Fees                                                   .25% (B)
Other Expenses After Reimbursements                          .74% (C)
                                                             ----
Total Fund Operating Expenses                                .99% (D)
                                                             ====

(A) Absent waivers of management fees, such fees would be .50%.
(B) Under the rules of the National Association of Securities Dealers, Inc. ("NASD"), a 12b-1 fee may be treated as a sales charge for certain purposes under these rules. Because the 12b-1 fee is an annual fee charged against the assets of the Fund, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.
(C) Absent expense reimbursements by the Adviser, other expenses would be 1.61%.
(D) Absent waivers of management fees and expense reimbursements by the Adviser, total Fund operating expenses would be 2.36%.

Example: You would pay the following expenses on a $1,000 investment, whether or not you redeem at the end of the period, assuming 5% annual return:

                                   1 Year $50
                                   3 Years 70

     The purpose of the foregoing table is to assist investors in the Fund in understanding the various costs and expenses that they will bear directly or indirectly. See "Operation of the Fund" for more information about the fees and costs of operating the Fund. The percentages expressing "Other Expenses" are based on estimated amounts for the current fiscal year. THE EXAMPLE SHOWN SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES IN THE FUTURE MAY BE GREATER OR LESS THAN THOSE SHOWN.

                    INVESTMENT OBJECTIVE, INVESTMENT POLICIES
                             AND RISK CONSIDERATIONS

         The investment objective of the Fund is to provide investment results corresponding to the performance of the S&P REIT Index by investing in the stocks included in the Index.

         The Fund attempts to duplicate the investment results of the S&P Real Estate Investment Trust Composite Price Index (the "S&P REIT Index" or the "Index"). The Index is made up of approximately 100 stocks which constitute a representative sample of all publicly traded Real Estate Investment Trusts. A Real Estate Investment Trust ("REIT") is a pooled investment vehicle which invests primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. An equity REIT, which owns properties, generates income from rental and lease properties. Equity REITS also offer the potential for growth as a result of property appreciation and, in addition, occasional capital gains from the sales of appreciated property. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs are designed to strike a balance between equity investments and mortgage backed investments. They will derive their income from the collection of rents, the realization of capital gains from the sale of properties and from the collection of interest payments on outstanding mortgages held within the trust.

         Investors buy shares in REITs rather than investing directly in properties because direct ownership of real estate can be costly and difficult to quickly convert into cash. REITs do not have to pay income taxes if they meet certain Internal Revenue Code requirements. To qualify, a REIT must distribute at least 95% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property. REITs offer investors greater liquidity and diversification than does direct ownership of a handful of properties.

         To be included in the Index, a REIT must be traded on a major U.S. stock exchange and must have a total market capitalization of at least $100,000,000. As of September 30, 1997, 105 REITs were included in the Index. The Index is rebalanced every calendar quarter as well as each time that a REIT is removed from the Index because of corporate activity such as a merger, acquisition, leveraged buyout, bankruptcy, IRS removal of REIT status, fundamental change in business, or a change in shares outstanding.

         The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation ("S&P"). S&P makes no representation or warranty, express or implied, to the purchasers of the Fund or any member of the public regarding the advisability of investing in securities generally, or in the Fund particularly or the ability of the Index to track the market performance of real estate investment trusts. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P REIT Index which is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or the purchasers of the Fund into consideration in determining, composing or calculating the REIT Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the shares of the Fund or the timing of the issuance or sale of the shares of the Fund or in the determination or calculation of the equation by which the shares of the Fund are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

         S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P REIT INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, PURCHASERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P REIT INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P REIT INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

     Investment Selection. Under normal market conditions at least 90% of the Fund's total assets will be invested in the stocks included in the S&P REIT Index. The proportion of the Fund's assets invested in each stock held in the Fund's portfolio is substantially similar to the proportion of the Index represented by the stock. For example, if a stock represents 2% of the value of the Index, the Fund invests approximately 2% of its assets in the stock. The Fund will normally be invested in all of the stocks which comprise the S&P REIT Index, except when changes are made to the Index itself. The Index is currently made up of approximately 90% equity REITs, 4% mortgage REITs and 6% hybrid REITS; however, these percentages are subject to change at any time at the discretion of S&P. The Sub-Adviser monitors the composition of the Index and makes adjustments to the Fund's portfolio as necessary in order to correlate with the Index.

         The Fund will attempt to achieve a correlation between its performance and that of the Index of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the Index. The Fund's ability to correlate its performance with the Index, however, may be affected by, among other things, changes in securities markets, the manner in which the Index is calculated by S&P and the timing of purchases and redemptions.

         Money Market Instruments. Money market instruments will typically represent a portion of the Fund's portfolio as funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operational expenses of the Fund. Money market instruments mature in thirteen months or less from the date of purchase and may include U.S. Government Securities (defined below), repurchase agreements, bankers' acceptances and certificates of deposit of domestic branches of U.S. banks, shares of money market investment companies, and commercial paper (including variable amount demand master notes). At the time of purchase, money market instruments will have a short-term rating in the highest category from any nationally recognized statistical rating organization ("NRSRO") or, if not rated, will have been issued by a corporation having an outstanding unsecured debt issue rated in the three highest categories of any NRSRO or, if not so rated, will be of equivalent quality in the Adviser's opinion. The Fund may invest in shares of money market investment companies to the extent permitted by
Section 12(d) of the Investment Company Act of 1940. Investments by the Fund in shares of other investment companies may result in duplication of advisory and administrative fees and other expenses.

     U.S. Government Securities. U.S. Government Securities include direct obligations of the U.S. Treasury, securities guaranteed as to interest and principal by the U.S. Government such as obligations of the Government National Mortgage Association, as well as securities issued or guaranteed as to interest and principal by U.S. Government authorities, agencies and instrumentalities such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Federal Land Bank, the Federal Farm Credit Banks, the Federal Home Loan Banks, the Student Loan Marketing Association, the Small Business Administration, the Bank for Cooperatives, the Federal Intermediate Bank, the Federal Financing Bank, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. U.S. Government Securities may be acquired subject to repurchase agreements. While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government, several are supported by the right of the issuer to borrow from the U.S. Government, and still others are supported only by the credit of the issuer itself. The guarantee of the U.S. Government does not extend to the yield or value of the U.S. Government Securities held by the Fund or to the Fund's shares.

         Borrowing. The Fund may borrow, temporarily, up to 5% of its total assets for extraordinary purposes and may increase this limit to 33.3% of its total assets to meet redemption requests which might otherwise require untimely disposition of portfolio holdings. To the extent the Fund borrows for these purposes, the effects of market price fluctuations on portfolio net asset value will be exaggerated. If, while such borrowing is in effect, the value of the Fund's assets declines, the Fund would be forced to liquidate portfolio securities when it is disadvantageous to do so. The Fund would incur interest and other transaction costs in connection with such borrowing. The Fund will not make any additional investments while its borrowings are outstanding.

         Portfolio Turnover. The Fund sells portfolio securities, without regard to the length of time they have been held, primarily to accommodate cash flows into and out of the Fund and changes in the Index. The Fund's annual portfolio turnover generally is not expected to exceed 100%. The degree of portfolio activity affects the brokerage costs of the Fund and may have an impact on the amount of taxable distributions to shareholders.

         Factors to Consider. The Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval, but only after notification has been given to shareholders and after this Prospectus has been revised accordingly. If there is a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. Unless otherwise indicated, all investment practices and limitations of the Fund are nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

         Risk Considerations. Although the Fund does not invest in real estate directly, its concentration in shares of REITs will subject the Fund to the risks associated with the ownership of real estate. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses;

changes in zoning laws; costs resulting from the clean-up of and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

         Investing in REITs involves certain risks in addition to those risks associated with investing in the real estate industry in general. REITs are dependent upon management skills, often have limited diversification, and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to maintain their exemptions from the Investment Company Act of 1940. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs. Mortgage REITs may be affected by the quality of any credit extended and interest rate risks. Hybrid REITs will be affected by risks inherent in both equity and mortgage REITs.

         Certain REITs have relatively small market capitalizations, which may result in less market liquidity and greater price volatility of their securities. Historically, however, the significant amount of dividend income provided by REITs has tended to soften the impact of this volatility. When a shareholder invests in real estate indirectly through the Fund, the shareholder's return will be reduced not only by his or her proportionate share of the expenses of the Fund, but also, indirectly, by similar expenses of the REITs in which the Fund invests.

OPERATION OF THE FUND
---------------------

         The Fund is a diversified series of the Wells Family of Real Estate Funds, an open-end management investment company organized as an Ohio business trust on June 4, 1997. The Board of Trustees supervises the business activities of the Trust. Like other mutual funds, the Trust retains various organizations to perform specialized services for the Fund.

         The Trust retains Wells Asset Management, Inc.(the "Adviser"), 3885 Holcomb Bridge Road, Norcross, Georgia, to provide general investment supervisory services to the Fund and to manage the Fund's business affairs. The controlling shareholder of the Adviser is Leo F. Wells, III. Mr. Wells, through various organizations under his control, has extensive experience in the acquisition, disposition, management, leasing and development of investment real estate. The Adviser has not previously provided investment advisory services to a registered investment company. The Fund pays the Adviser a fee equal to the annual rate of .50% of the average value of its daily net assets. As of the date of this prospectus, Wells Capital, Inc. is the sole shareholder of the Fund.

         Gateway Investment Advisers, L.P. (the "Sub-Adviser"), 400 TechneCenter Drive, Milford, Ohio, has been retained by the Adviser to manage the Fund's investments. The Adviser (not the Fund) pays the Sub-Adviser a fee at the annual rate of .15% of the value of the Fund's average daily net assets up to $100,000,000, .10% of such assets from $100,000,000 to $200,000,000 and .07% of such assets in excess of $200,000,000; provided, however, that the minimum fee is $3,000 per month. The Sub-Adviser will waive its fee for the first three months of the Fund's operations. The Sub-Adviser is a Delaware limited partnership in which Gateway Investment Advisers, Inc. ("GIA") is the general partner with a 76% partnership interest. The sole limited partner of the Sub-Adviser is Alex. Brown Investments Incorporated, an affiliate of BT Alex Brown Incorporated, a nationally known investment banking firm and registered broker/dealer located in Baltimore, Maryland. The principal and controlling shareholders of GIA are Walter G. Sall and J. Patrick Rogers.

         The Fund is responsible for the payment of all operating expenses, including fees and expenses in connection with membership in investment company organizations, brokerage fees and commissions, legal, auditing and accounting expenses, expenses of registering shares under federal and state securities laws, expenses related to the distribution of the Fund's shares (see "Distribution Plan"), insurance expenses, taxes or governmental fees, fees and expenses of the custodian, transfer agent and accounting and pricing agent of the Fund, fees and expenses of members of the Board of Trustees who are not interested persons of the Trust, the cost of preparing and distributing prospectuses, statements, reports and other documents to shareholders, expenses of shareholders' meetings and proxy solicitations, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust's officers and Trustees with respect thereto.

         Wells Investment Securities, Inc., 3885 Holcomb Bridge Road, Norcross, Georgia (the "Underwriter"), an affiliate of the Adviser, serves as principal underwriter for the Fund and, as such, is the exclusive agent for the distribution of shares of the Fund. Mr. Leo F. Wells, the controlling shareholder of the Adviser and a Trustee of the Trust, is the controlling shareholder of the Underwriter.

         The Trust has retained Countrywide Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio (the "Transfer Agent") to serve as the Fund's transfer agent, dividend paying agent and shareholder service agent. The Transfer Agent is a wholly-owned indirect subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in residential mortgage lending.

         The Transfer Agent also provides accounting and pricing services to the Fund. The Transfer Agent receives a monthly fee from the Fund for calculating daily net asset value per share and maintaining such books and records as are necessary to enable it to perform its duties.

         In addition, the Transfer Agent has been retained to provide administrative services to the Fund. In this capacity, the Transfer Agent supplies executive, administrative and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. The Fund pays the Transfer Agent a fee for these administrative services at the annual rate of .15% of the average value of its daily net assets up to $50,000,000, .125% of such assets from $50,000,000 to $100,000,000 and .1% of such assets in excess of $100,000,000;
provided, however, that the minimum fee is $1,000 per month.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its objective of seeking best execution of portfolio transactions, the Sub-Adviser may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions of the Fund. Subject to the requirements of the Investment Company Act of 1940 (the "1940 Act") and procedures adopted by the Board of Trustees, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or (iii) an affiliated person of which is an affiliated person of the Trust, the Adviser, the Sub-Adviser or the Underwriter.

         Shares of the Fund have equal voting rights and liquidation rights. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

HOW TO PURCHASE SHARES
----------------------

         Your initial investment in the Fund ordinarily must be at least $2,500 ($1,000 for tax-deferred retirement plans). The Fund may, in the Adviser's sole discretion, accept certain accounts with less than the stated minimum initial investment. You may open an account and make an initial investment through securities dealers having a sales agreement with the Underwriter. You may also make a direct initial investment by sending a check and a completed account application form to Countrywide Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable to "Wells S&P REIT Index Fund". Third party checks will not be accepted. An account application is included in this Prospectus. You may purchase additional shares through the Open Account Program described below.

         Shares of the Fund are sold on a continuous basis at the public offering price next determined after receipt of a purchase order by the Transfer Agent. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Transfer Agent by 5:00 p.m., Eastern time, that day are confirmed at the public offering price determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Transfer Agent by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by the Transfer Agent by 4:00 p.m., Eastern time, are confirmed at that day's public offering price. Direct investments received by the Transfer Agent after 4:00 p.m., Eastern time, and orders received from dealers after 5:00 p.m., Eastern time, are confirmed at the public offering price next determined on the following business day.

         The public offering price of the Fund's shares is the next determined net asset value per share plus a sales load as shown in the following table.

                                                        Dealer
                                                      Reallowance
                                 Sales Load as % of:    as % of
                                  Public      Net       Public
                                 Offering    Amount    Offering
Amount of Investment               Price    Invested     Price
Less than $50,000                  4.00%      4.17%      3.50%
$50,000 but less than $100,000     3.50       3.63       3.00
$100,000 but less than $250,000    3.00       3.09       2.50
$250,000 but less than $500,000    2.50       2.56       2.00
$500,000 but less than $1,000,000  2.00       2.04       1.50
$1,000,000 or more                 None       None

         Under certain circumstances, the Underwriter may increase or decrease the reallowance to dealers. The Underwriter retains the entire sales load on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record.

         The Trust mails you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued. The Trust and the Underwriter reserve the right to limit the amount of investments and to refuse to sell to any person.

         Investors should be aware that the Fund's account application contains provisions in favor of the Fund, the Adviser, the Underwriter, the Transfer Agent and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services made available to investors.

         Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Trust or the Transfer Agent in the transaction.

         Open Account Program. Please direct inquiries concerning the services described in this section to the Transfer Agent at the address or telephone number listed below.

         After an initial investment, all investors are considered participants in the Open Account Program. The Open Account Program helps investors make purchases of shares of the Fund over a period of years.

         Under the Open Account Program, you may purchase and add shares to your account at any time either through your securities dealer or by sending a check to Countrywide Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio 45201-5354. The check should be made payable to "Wells S&P REIT Index Fund."

         Under the Open Account Program, you may also purchase shares of the Fund by bank wire. Please telephone the Transfer Agent (Nationwide call toll-free 800-282-1581) for instructions. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired funds, but the Trust reserves the right to charge shareholders for this service upon thirty days' prior notice to shareholders.

         Each additional purchase request must contain the name of your account and your account number to permit proper crediting to your account. While there is no minimum amount required for subsequent investments, the Trust reserves the right to impose such requirement. All purchases under the Open Account Program are made at the public offering price next determined after receipt of a purchase order by the Transfer Agent. If a broker-dealer received concessions for selling shares of the Fund to a current shareholder, such broker-dealer will receive the concessions described above with respect to additional investments by the shareholder.

         Reduced Sales Load. A "purchaser" (defined below) may use the Right of Accumulation to combine the cost or current net asset value (whichever is higher) of his or her existing Fund shares with the amount of his or her current purchases in order to take advantage of the reduced sales loads set forth in the table above. Purchases made pursuant to a Letter of Intent may also be eligible for the reduced sales loads. The minimum initial investment under a Letter of Intent is $10,000. Shareholders should contact the Transfer Agent for information about the Right of Accumulation and Letter of Intent.

         Purchases at Net Asset Value. Banks, bank trust departments and savings and loan associations, in their fiduciary capacity or for their own accounts, may also purchase shares of the Fund at net asset value. To the extent permitted by regulatory authorities, a bank trust department may charge fees to clients for whose account it purchases shares at net asset value. Federal and state credit unions may also purchase shares at net asset value.

         In addition, shares of the Fund may be purchased at net asset value by broker-dealers who have a sales agreement with the Underwriter, and their registered personnel and employees, including members of the immediate families of such registered personnel and employees.

         Clients of investment advisers and financial planners may also purchase shares of the Fund at net asset value if their investment adviser or financial planner has entered into an administrative services agreement with the Fund. The investment adviser or financial planner must notify the Fund that an investment qualifies as a purchase at net asset value.

         Trustees, directors, officers and employees of the Trust, the Adviser, the Sub-Adviser, the Underwriter or the Transfer Agent, including members of the immediate families of such individuals and employee benefit plans established by such entities, may also purchase shares of the Fund at net asset value.

         Additional Information. For purposes of determining the applicable sales load and for purposes of the Letter of Intent and Right of Accumulation privileges, a purchaser includes an individual, his or her spouse and their children under the age of 21, purchasing shares for his, her or their own account; a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer, or by other means which result in economy of sales effort or expense. Contact the Transfer Agent for additional information concerning purchases at net asset value or at reduced sales loads.

SHAREHOLDER SERVICE
-------------------

         Contact the Transfer Agent (Nationwide call toll-free 800- 282-1581) for additional information about the shareholder services described below.

         Tax-Deferred Retirement Plans
         -----------------------------

         Shares of the Fund are available for purchase in connection with the following tax-deferred retirement plans:

         --       Keogh Plans for self-employed individuals

         -- Individual retirement account (IRA) plans for individuals and their non-employed spouses

         -- Qualified pension and profit-sharing plans for employees, including those profit-sharing plans with a 401(k) provision

         -- 403(b)(7) custodial accounts for employees of public school systems, hospitals, colleges and other non-profit organizations meeting certain requirements of the Internal Revenue Code

         Direct Deposit Plans
         --------------------

         Shares of the Fund may be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of his or her payroll or social security checks transferred automatically to purchase shares of the Fund.

         Automatic Investment Plan
         -------------------------

         You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be $100 under the plan. The Fund pays the costs associated with these transfers, but reserves the right, upon thirty days' written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account which would reduce your return from an investment in the Fund.

         Reinvestment Privilege
         ----------------------

         If you have redeemed shares of the Fund, you may reinvest all or part of the proceeds without any additional sales load. This reinvestment must occur within ninety days of the redemption and the privilege may only be exercised once per year.

HOW TO REDEEM SHARES
--------------------

         You may redeem shares of the Fund on each day that the Trust is open for business by sending a written request to the Transfer Agent. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Fund's account records. If the shares to be redeemed have a value of $25,000 or more, your signature must be guaranteed by any eligible guarantor institution, including banks, brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

         You may also redeem shares by placing a wire redemption request through a securities broker or dealer. Unaffiliated broker-dealers may impose a fee on the shareholder for this service. You will receive the net asset value per share next determined after receipt by the Trust or its agent of your wire redemption request. It is the responsibility of broker-dealers to properly transmit wire redemption orders.

         If your instructions request a redemption by wire, you will be charged a $9 processing fee. The Trust reserves the right, upon thirty days' written notice, to change the processing fee. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

         Redemption requests may direct that the proceeds be deposited directly in your account with a commercial bank or other depository institution via an Automated Clearing House (ACH) transaction. There is currently no charge for ACH transactions. Contact the Transfer Agent for more information about ACH transactions.

         Shares are redeemed at the net asset value per share next determined after receipt by the Transfer Agent of a proper redemption request in the form described above, less any applicable charges imposed by unaffiliated brokers, dealers or your bank, as described herein. Payment is normally made within three business days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Fund by certified check or wire.

         At the discretion of the Trust or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization. The Trust reserves the right to require you to close your account if at any time the value of your shares is less than $2,500 (based on actual amounts invested including any sales load paid, unaffected by market fluctuations), or $1,000 in the case of tax-deferred retirement plans, or such other minimum amount as the Trust may determine from time to time. After notification to you of the Trust's intention to close your account, you will be given thirty days to increase the value of your account to the minimum amount.

         The Trust reserves the right to suspend the right of redemption or to postpone the date of payment for more than three business days under unusual circumstances as determined by the Securities and Exchange Commission.

DIVIDENDS AND DISTRIBUTION
--------------------------

         The Fund expects to distribute substantially all of its net investment income, if any, on a quarterly basis. The Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

         Distributions are paid according to the following options:

         Share Option -       income distributions and capital gains
                              distributions reinvested in additional shares.

         Income Option -      income distributions and short-term
                              capital gains distributions paid in cash;
                              long-term capital gains distributions reinvested in additional shares.

         Cash Option -        income distributions and capital gains
                              distributions paid in cash.

You should indicate your choice of option on your application. If no option is selected, distributions will automatically be reinvested in additional shares without the imposition of a sales load. All distributions will be based on the net asset value in effect on the payable date.

         If you select the Income Option or the Cash Option and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current net asset value and your account will be converted to the Share Option. No interest will accrue on amounts represented by uncashed distribution checks.

         An investor who has received any dividend or capital gains distribution from the Fund in cash may return the distribution to the Transfer Agent within thirty days of the distribution date for reinvestment at the net asset value next determined after its return. The investor or his dealer must notify the Transfer Agent that a distribution is being reinvested pursuant to this provision.

TAXES
-----

         The Fund intends to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. The Fund intends to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Distributions of net investment income as well as from net realized short-term capital gains, if any, are taxable as ordinary income. Dividends distributed by the Fund from net investment income are not eligible for the dividends received deduction available to corporations. Distributions of net realized long-term capital gains are taxable as long-term capital gains regardless of how long you have held your Fund shares. Redemptions of shares of the Fund are taxable events on which a shareholder may realize a gain or loss.

         The Fund will mail to each of its shareholders a statement indicating the amount and federal income tax status of all distributions made during the year. In addition to federal taxes, shareholders of the Fund may be subject to state and local taxes on distributions. Shareholders should consult their tax advisers about the tax effect of distributions and withdrawals from the Fund. The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares.

DISTRIBUTION PLAN
-----------------

         Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a plan of distribution (the "Plan") under which the Fund may incur or reimburse the Underwriter for certain distributionrelated expenses, including payments to securities dealers and other persons, including the Underwriter and its affiliates, who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of Fund shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer Agent or the Trust; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and any other expenses related to the distribution of the Fund's shares.

         The annual limitation for payment of expenses pursuant to the Plan is .25% of the Fund's average daily net assets. Unreimbursed expenditures will not be carried over from year to year. In the event the Plan is terminated by the Trust in accordance with its terms, the Fund will not be required to make any payments for expenses incurred after the date the Plan terminates.

         Pursuant to the Plan, the Fund may also make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Trust believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Trust believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

         The National Association of Securities Dealers, in its Rules of Fair Practice, places certain limitations on asset-based sales charges of mutual funds. These Rules require fund-level accounting in which all sales charges - front-end load, 12b-1 fees or contingent deferred sales load - terminate when a percentage of gross sales is reached.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
----------------------------------------------------

         On each day that the Trust is open for business, the public offering price (net asset value plus applicable sales load) of the shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange, currently 4:00 p.m., Eastern time. The Trust is open for business on each day the New York Stock Exchange is open for business and on any other day when there is sufficient trading in the Fund's investments that its net asset value might be materially affected. The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent.

         U.S. Government obligations are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Other portfolio securities are valued as follows: (i) securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (ii) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, (iii) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (iv) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The net asset value per share of the Fund will fluctuate with the value of the securities it holds.

PERFORMANCE INFORMATION
-----------------------

         From time to time, the Fund may advertise its "average annual total return." The Fund may also advertise "yield". Both yield and average annual total return figures are based on historical earnings and are not intended to indicate future performance.

         The "average annual total return" of the Fund refers to the average annual compounded rates of return over the most recent 1, 5 and 10 year periods or, where the Fund has not been in operation for such period, over the life of the Fund (which periods will be stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions and the deduction of the current maximum sales charge from the initial investment. The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from "average annual total return." A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation of total return may also indicate average annual compounded rates of return over periods other than those specified for "average annual total return." These nonstandardized returns do not include the effect of the applicable initial sales which, if included, would reduce total return. A nonstandardized quotation of total return will always be accompanied by the Fund's "average annual total return" as described above.

         The "yield" of a Fund is computed by dividing the net investment income per share earned during a thirty-day (or one month) period stated in the advertisement by the maximum public offering price per share on the last day of the period (using the average number of shares entitled to receive dividends). The yield formula assumes that the net investment income earned and reinvested at a constant rate and annualized at the end of a six month period.

         From time to time, the Fund may advertise its performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical Services, Inc. ("Lipper"), or by publications of general interest such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Fortune or Morningstar Mutual Fund Values. The Fund may also compare its performance to that of other selected mutual funds, averages of the other mutual funds within its category as determined by Lipper, or recognized indicators such as the Dow Jones Industrial Average and the Standard & Poor's 500 Stock Index. In connection with a ranking, the Fund may provide additional information, such as the particular category of funds to which the ranking relates, the number of funds in the category, the criteria upon which the ranking is based, and the effect of fee waivers and/or expense reimbursements, if any. The Fund may also present its performance and other investment characteristics, such as volatility or a temporary defensive posture, in light of the Adviser's view of current or past market conditions or historical trends.

WELLS S&P REIT INDEX FUND                           ACCOUNT NO. L4 -____________________
Account Application                                                 (For Fund Use Only)

                                                                                FOR BROKER/DEALER USE ONLY
                                                                                Firm Name: ____________________________
                                                                                Home Office Address: ___________________
                                                                                Branch Address: ________________________
                                                                                Rep Name & No.: ________________________
Please mail account application to:                                             Rep Signature: _________________________
Countrywide Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

========================================================================================================================
Initial Investment of $__________________ ($1,000 minimum)

[]  Check or draft enclosed payable to the Wells S&P REIT Index Fund.

[]  Bank Wire From:  __________________________________________________________________________________________________________

Account Name                                                                                S.S. #/Tax I.D.#

_________________________________________________________________________________________  _____________________________
Name of Individual, Corporation, Organization, or Minor, etc.                             (In case of custodial account
                                                                                             please list minor's S.S.#)

_______________________________________________________________________________________________  Citizenship:  []  U.S.
Name of Joint Tenant, Partner, Custodian                                                                       []  Other

Address                                                                                              Phone

_____________________________________________________________________________________________  (  )______________________
Street or P.O. Box                                                                                    Business Phone

____________________________________________________________________________________________  (   )_______________________
City                                                       State       Zip                            Home Phone

Check Appropriate Box:        [] Individual      [] Joint Tenant (Right of survivorship presumed)
                              [] Partnership     [] Corporation    [] Trust     [] Custodial     [] Non-Profit  [] Other

Occupation and Employer Name/Address______________________________________________________________________________________________

Are you an associated person of an NASD member?   []  Yes   []   No

========================================================================================================================

TAXPAYER  IDENTIFICATION  NUMBER -- Under  penalties  of perjury I certify that the Taxpayer  Identification  Number  listed above is my correct number. The Internal Revenue Service does not require my consent to any provision of this document other than the certifications required to avoid backup withholding.  Check box if appropriate:

[] I am exempt from backup withholding under the provisions of section 3406(a)(1)(c) of the Internal Revenue Code; or I am not
subject to backup withholding because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividends; or the Internal Revenue Service has notified me that I am no longer subject to backup withholding.

[] I certify under penalties of perjury that a Taxpayer Identification Number has not been issued to me and I have mailed or delivered an application to receive a Taxpayer Identification Number to the Internal Revenue Service Center or Social Security
Administration Office. I understand that if I do not provide a Taxpayer Identification Number within 60 days that 31% of all reportable payments will be withheld until I provide a number.

======================================================================================================================

DISTRIBUTIONS (If no election is checked the SHARE OPTION will be assigned.)

[]  Share Option  --  Income distributions and capital gains distributions automatically reinvested in additional shares.

[]  Income Option  --  Income distributions and short term capital gains distributions paid in cash, long term capital gains distributions reinvested in additional shares.

[]  Cash Option  --  Income distributions and capital gains distributions paid in cash.
                     [ ] By Check  [ ] By ACH to my bank checking or savings account.  Please attach a voided check.
========================================================================================================================

REDUCED SALES CHARGES
Right of Accumulation: I apply for Right of Accumulation subject to the Agent's confirmation of the following holdings of the Wells S&P REIT Index Fund.

                      Account Number/Name                                                    Account Number/Name

_______________________________________________________          _______________________________________________________

_______________________________________________________          _______________________________________________________

Letter of Intent:  (Complete the Right of Accumulation section if related accounts are being applied to your Letter of Intent.)

[] l agree to the Letter of Intent in the current Prospectus of the Wells S&P REIT Index Fund. Although I am not obligated to purchase, and the Trust is not obligated to sell, I intend to invest over a 13 month period beginning _________________
19_______ (Purchase Date of not more than 90 days prior to this Letter) an aggregate amount in the Fund at least equal to
(check appropriate box):

[ ] $50,000       [ ]$100,000       [ ] $250,000       [ ] $500,000       [ ] $1,000,000
========================================================================================================================

SIGNATURES
By signature below each investor certifies that he has received a copy of the Fund's current Prospectus, that he is of legal age, and that he has full authority and legal capacity for himself or the organization named below, to make this investment and to use the options selected above. The investor appoints Countrywide Fund Services, Inc. as his agent to enter orders for shares whether by direct purchase or exchange, to receive dividends and distributions for automatic reinvestment in additional shares of the Fund for credit to the investor's account and to surrender for redemption shares held in the investor's account in accordance with any of the procedures elected above or for payment of service charges incurred by the investor. The investor further agrees that Countrywide Fund Services, Inc. can cease to act as such agent upon ten days' notice in writing to the investor at the address contained in this Application. The investor hereby ratifies any instructions given pursuant to this Application and for himself and his successors and assigns does hereby release the Fund, Wells Asset Management, Inc., Gateway Investment Advisers,
L.P., Wells Investment Securities, Inc., Countrywide Fund Services, Inc., and their respective officers, employees, agents and affiliates from any and all liability in the performance of the acts instructed herein.



__________________________________________________             ___________________________________________________
Signature of Individual Owner, Corporate Officer,
Trustee, etc.                                                     Signature of Joint Owner, if Any




___________________________________________________            ____________________________________________________
Title of Corporate Officer, Trustee, etc.                                         Date

              NOTE: Corporations, trusts and other organizations must complete the resolution form on the reverse side.
               Unless otherwise specified, each joint owner shall have full authority to act on behalf of the account.

=========================================================================================================================

AUTOMATIC INVESTMENT PLAN (Complete for Investments Into the Fund)
The Automatic Investment Plan is available for all established accounts of the Wells S&P REIT Index Fund.  There is no charge for this service, and it offers the convenience of automatic investing on a regular basis. The minimum investment is $50.00 per month.
For an account that is opened by using this Plan, the minimum initial and subsequent investments must be $50.00. Though a continuous program of 12 monthly investments is recommended, the Plan may be discontinued by the shareholder at any time.

Please invest $ ______________ per month in the Wells S&P REIT Index Fund.)     ABA Routing Number__________________________
                                                                                FI Account Number_____________________________
                                                                                []  Checking Account       []  Savings Account

__________________________________________________________________
Name of Financial Institution (FI)                                              Please make my automatic investment on:

                                                                                []  the last business day of each month
_________________________________________________________________               []  the 15th day of each month
City                                   State                                    []  both the 15th and last business day


X______________________________________________________          X__________________________________________________
(Signature of Depositor EXACTLY as it appears on FI Records)                (Signature of Joint Tenant - if any)

(Joint Signatures are required when bank account is in joint names. Please sign exactly as signature appears on your FI's records.)

     Please attach a voided check for the Automatic Investment Plan.

Indemnification to Depositor's Bank
   In consideration of your participation in a plan which Countrywide Fund Services, Inc. ("Countrywide") has put into effect, by which amounts, determined by your depositor, payable to the Fund for purchase of shares of the Fund, are collected by Countrywide,
Countrywide hereby agrees:
  Countrywide will indemnify and hold you harmless from any liability to any person or persons whatsoever arising out of the payment by you of any amount drawn by the Fund to its own order on the account of your depositor or from any liability to any person whatsoever arising out of the dishonor by you whether with or without cause or intentionally or inadvertently, of any such checks. Countrywide will defend, at its own cost and expense, any action which might be brought against you by any person or persons whatsoever because of your actions taken pursuant to the foregoing request or in any manner arising by reason of your participation in this arrangement. Countrywide will refund to you any amount erroneously paid by you to the Fund on any such check if the claim for the amount of such erroneous payment is made by you within six (6) months from the date of such erroneous payment; your participation in this arrangement and that of the Fund may be terminated by thirty (30) days written notice from either party to the other.

========================================================================================================================

AUTOMATIC WITHDRAWAL PLAN (Complete for Withdrawals from the Fund)
This is an authorization for you to withdraw  $_________ from my mutual fund account beginning the last business day of the month of __________________.

Please Indicate Withdrawal Schedule (Check One):

[]  Monthly -- Withdrawals will be made on the last business day of each month.
[]  Quarterly -- Withdrawals will be made on or about 3/31, 6/30, 9/30 and 12/31.
[]  Annually -- Please make withdrawals on the last business day of the month of:_____________________.

Please Select Payment Method (Check One):

[]  Check:  Please mail a check for my withdrawal proceeds to the mailing address on this account.
[]  ACH Transfer: Please send my withdrawal proceeds via ACH transfer to my bank checking or savings account as indicated below.
    I understand that the transfer will be completed in two to three business days and that there is no charge.
[]  Bank Wire: Please send my withdrawal proceeds via bank wire, to the account indicated below. I understand that the wire will be completed in one business day and that there is an $8.00 fee.

Please attach a voided check for ACH or bank wire

___________________________________________________________________________________________________________________________
                                  Bank Name                                      Bank Address


___________________________________________________________________________________________________________________________
                                    Bank ABA#                              Account #                  Account Name

[]  Send to special payee (other than applicant):  Please mail a check for my withdrawal proceeds to the mailing address below:

Name of payee__________________________________________________________________________________________________________________

Please send to:________________________________________________________________________________________________________________
                Street address                                      City                 State            Zip
========================================================================================================================

RESOLUTIONS
(This Section to be completed by Corporations, Trusts, and Other Organizations)
RESOLVED: That this corporation or organization become a shareholder of the Wells S&P REIT Index Fund (the Fund) and that

________________________________________________________________________________________________________________________

is (are) hereby authorized to complete and execute the Application on behalf of the corporation or organization and to take any action for it as may be necessary or appropriate with respect to its shareholder account with the Fund, and it is
FURTHER RESOLVED: That any one of the above noted officers is authorized to sign any documents necessary or appropriate to appoint Countrywide Fund Services, Inc. as redemption agent of the corporation or organization for shares of the Fund, to establish or acknowledge terms and conditions governing the redemption of said shares and to otherwise implement the privileges elected on the Application.


                                                             Certificate

I hereby certify that the foregoing resolutions are in conformity with the Charter and By-Laws or other empowering documents of the


________________________________________________________________________________________________________________________
                                (Name of Organization)

incorporated or formed under the laws of_________________________________________________________________________________
                                                                (State)


and were adopted at a meeting of the Board of Directors or Trustees of the organization or corporation duly called and held on
________ at which a quorum was present and acting throughout, and that the same are now in full force and effect. I further certify that the following is (are) duly elected officer(s) of the corporation or organization, authorized to act in accordance with the foregoing resolutions.

                                  Name                                                              Title

     __________________________________________________       _________________________________________________________


     ___________________________________________________       _________________________________________________________


     ___________________________________________________       _________________________________________________________


Witness my hand and seal of the corporation or organization this_______________________day of__________________________, 19_______


___________________________________________________       _________________________________________________________
                  *Secretary-Clerk                                     Other Authorized Officer (if required)

*If the Secretary or other recording officer is authorized to act by the above resolutions, this certificate must also be signed by another officer.


WELLS S&P REIT INDEX FUND
3885 Holcomb Bridge Road
Norcross, Georgia 30092

Board of Trustees
Leo F. Wells
Brian M. Conlon
John L. Bell
Richard W. Carpenter
Walter W. Sessoms

Investment Adviser
WELLS ASSET MANAGEMENT, INC.
3885 Holcomb Bridge Road
Norcross, Georgia 30092

Sub-Adviser
GATEWAY INVESTMENT ADVISERS, L.P.
400 TechneCenter Drive
Milford, Ohio 45150

Underwriter
WELLS INVESTMENT SECURITIES, INC.
3885 Holcomb Bridge Road
Norcross, Georgia 30092

Independent Auditors

ARTHUR ANDERSEN LLP
425 Walnut Street
Cincinnati, Ohio 45202

Transfer Agent
COUNTRYWIDE FUND SERVICES, INC.
312 Walnut Street
P.O. Box 5354
Cincinnati, Ohio 45201-5354

Shareholder Services
Nationwide:  (Toll-Free) 800-282-1581

No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell shares in any State to any person to whom it is unlawful for the Fund to make such offer in such State.

                        WELLS FAMILY OF REAL ESTATE FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                  _______, 1998




This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of the Wells Family of Real Estate Funds (the "Trust") dated _______, 1998. A copy of the Trust's Prospectus can be obtained by writing the Trust at 312 Walnut Street, 21st floor, Cincinnati, Ohio 45202 or by calling the Trust nationwide toll-free 800-282-1581.

                       STATEMENT OF ADDITIONAL INFORMATION

                        Wells Family of Real Estate Funds
                            3885 Holcomb Bridge Road
                             Norcross, Georgia 30092


THE TRUST..........................................................  3

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS......................  3

INVESTMENT LIMITATIONS.............................................  5

TRUSTEES AND OFFICERS..............................................  7

THE INVESTMENT ADVISER.............................................. 9

THE SUB-ADVISER.................................................... 10

THE UNDERWRITER.................................................... 11

DISTRIBUTION PLAN.................................................. 12

SECURITIES TRANSACTIONS............................................ 13

PORTFOLIO TURNOVER................................................. 14

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE............... 15

OTHER PURCHASE INFORMATION......................................... 15

TAXES    .......................................................... 16

REDEMPTION IN KIND................................................. 17

HISTORICAL PERFORMANCE INFORMATION................................. 18

CUSTODIAN.......................................................... 20

AUDITORS .......................................................... 21

COUNTRYWIDE FUND SERVICES, INC..................................... 21

STATEMENT OF ASSETS AND LIABILITIES................................ 22

THE TRUST

         The Wells Family of Real Estate Funds was organized as an Ohio business trust on June 4, 1997. The Trust currently offers one series of shares to investors: the Wells S&P REIT Index Fund (the "Fund").

         Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share of the Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of the Fund into a greater or lesser number of shares so long as the proportionate beneficial interest in the assets belonging to the Fund are in no way affected. In case of any liquidation of the Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to the Fund. No shareholder is liable to further calls or to assessment by the Fund without his express consent.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS
---------------------------------------------
         A more detailed discussion of some of the terms used and investment policies described in the Prospectus (see "Investment Objective, Investment Policies and Risk Considerations") appears below:

         Majority. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the Fund's outstanding shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Fund.

         Repurchase Agreements. The Fund may acquire U.S. Government Securities or other high-grade debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve System or a registered Government Securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. Such securities, including any securities so substituted, are referred to as the "Repurchase Securities." The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect.

         The majority of these transactions run day-to-day, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund's risk is limited to the ability of the vendor to pay the agreed upon sum upon the delivery date; in the event of bankruptcy or other default by the vendor, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest. These risks are minimized when the Fund holds a perfected security interest in the Repurchase Securities and can therefore sell the instrument promptly. Under guidelines issued by the Trustees, the Adviser will carefully consider the creditworthiness of a vendor during the term of the repurchase agreement. Repurchase agreements are considered loans collateralized by the Repurchase Securities, such agreements being defined as "loans" under the Investment Company Act of 1940 (the "1940 Act"). The return on such "collateral" may be more or less than that from the repurchase agreement. The market value of the resold securities will be monitored so that the value of the "collateral" is at all times as least equal to the value of the loan, including the accrued interest earned thereon. All Repurchase Securities will be held by the Fund's custodian either directly or through a securities depository.

     Description of Money Market Instruments. Money market instruments may include U.S. Government Securities, as described herein, provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Bankers' Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). Bankers' Acceptances are time drafts drawn on and "accepted" by a bank, which are the customary means of effecting payment for merchandise sold in import-export transactions and are a source of financing used extensively in international trade. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Bankers' Acceptance, the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Bankers' Acceptance, therefore, carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured interest-bearing debt obligation of a bank. CDs acquired by the Fund would generally be in amounts of $100,000 or more. Commercial Paper is an unsecured, short term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated in the highest rating category by any nationally recognized statistical rating organization ("NRSRO") or, if not rated, if the issuer has an outstanding unsecured debt issue rated in the three highest categories by any NRSRO or, if not so rated, is of equivalent quality in the Adviser's assessment. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund's custodian, acting as administrator thereof. The Adviser will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund.

INVESTMENT LIMITATIONS

         The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Fund. These limitations may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund.

         Under these fundamental limitations, the Fund may not:

(1) Issue senior securities, pledge its assets or borrow money, except that it may borrow from banks as a temporary measure
         (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of the Fund's total assets, or (b) in order to meet redemption requests that might otherwise require untimely disposition of portfolio securities if, immediately after such borrowing, the value of the Fund's assets, including all borrowings then outstanding, less its liabilities (excluding all borrowings), is equal to at least 300% of the aggregate amount of borrowings then outstanding, and may pledge its assets to secure all such borrowings;

(2) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws in connection with the disposition of portfolio securities;

(3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

(4) Make short sales of securities or maintain a short position, except short sales "against the box";

(5) Make loans of money or securities, except that the Fund may (i) invest in repurchase agreements and commercial paper; (ii) purchase a portion of an issue of publicity distributed bonds, debentures or other debt securities; and (iii) acquire private issues of debt securities subject to the limitations on investments in illiquid securities;

(6) Write, purchase or sell commodities, commodities contracts, futures contracts or related options;

(7) Invest more than 25% of its total assets in the securities of issuers in any particular industry (other than securities of the United States Government, its agencies or instrumentalities), except that the Fund will invest at least 25% of its assets in securities of issuers in the real estate industry;

(8) Invest for the purpose of exercising control or management of another issuer;

(9) Invest in interests in oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies (other than those which are not readily marketable) which own or deal in such things;

(10) Invest in interests in real estate or real estate limited partnerships (although it may invest in real estate investment trusts and purchase securities secured by real estate or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein);

(11) Invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others (a) securities for which no readily available market exists or which have legal or contractual restrictions on resale and (b) repurchase agreements not terminable within seven days; or

(12) Purchase the securities of any issuer if such purchase at the time thereof would cause less than 75% of the value of the total assets of the Fund to be invested in cash and cash items (including receivables), securities issued by the U.S. Government, its agencies or instrumentalities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

         Percentage restrictions stated as an investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation. However, in the case of the borrowing limitation (limitation number 1, above), the Fund will, to the extent necessary, reduce its existing borrowings to comply with the limitation.

         While the Fund has reserved the right to make short sales "against the box" (limitation number 4, above), the Sub-Adviser has no present intention of engaging in such transactions at this time or during the coming year.

TRUSTEES AND OFFICERS
---------------------

         The following is a list of the Trustees and executive officers of the Trust. Each Trustee who is an "interested person" of the Trust, as defined by the 1940 Act, is indicated by an asterisk.

                                                         Estimated Annual
                                                         Compensation
Name                         Age    Position Held        From the Trust
-----                        ---    -------------        ------------------
*Leo F. Wells III            53     President            $     0
                                    and Trustee
*Brian M. Conlon             39     Executive Vice
                                    President
                                    and Trustee                0
+John L. Bell                57     Trustee                  1,000
+Richard W. Carpenter        60     Trustee                  1,000
+Walter W. Sessoms           63     Trustee                  1,000
Robert G. Dorsey             40     Vice President             0
Mark J. Seger                35     Treasurer                  0
John F. Splain               40     Secretary                  0

         * Mr. Wells and Mr. Conlon, as affiliated persons of the Adviser and the Underwriter, are "interested persons" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

+        Member of Audit Committee.

         The principal occupations of the Trustees and executive officers of the Trust during the past five years are set forth below:

         LEO F. WELLS, III, 3885 Holcomb Bridge Road, Norcross, Georgia, is President and sole Director of Wells Capital, Inc. a real estate company. In addition, he is President of Wells & Associates, Inc. (a real estate brokerage company). He is also the sole Director and President of Wells Management Company, Inc., a property management company he founded in 1983; Wells Advisers, Inc., a company he organized in 1991 to act as a non-bank custodian for IRAs; Wells Real estate Funds, Inc., a company he organized in February, 1997 to act as a holding company for the Wells group of companies; and Wells Development Corporation, a company formed in April, 1997 to acquire and develop commercial real properties on behalf of the Wells Real Estate Funds and the Wells REIT. Mr. Wells holds a Bachelor of Business Administration degree in Economics from the University of Georgia. He is also a member of the International Association for Financial Planning and a registered NASD principal.

     BRIAN M. CONLON, 3885 Holcomb Bridge Road, Norcross, Georgia, is the Executive Vice President and Chief Operating Officer of Wells Capital, Inc. Mr. Conlon joined Wells Capital in 1985 as a Regional Vice President, served as Vice President and National Marketing Director from 1991 until April, 1996, and as Executive Vice President from April, 1996 until February, 1997 when he assumed his current position. Mr. Conlon received a Bachelor of Business Administration degree from Georgia State University and a Master of Business Administration degree from the University of Dallas. Mr. Conlon is a member of the International Association for Financial Planning, a general securities principal, and a Georgia real estate broker. Mr. Conlon also holds the Certified Financial Planner (CFP) designation of the Certified Financial Planner Board of Standards, Inc. and the Certified Commercial Investment Member (CCIM) designation of the Commercial Investment Real Estate Institute.

     JOHN L. BELL, 800 Mount Vernon Highway, Suite 230, Atlanta, Georgia, is the General Partner of JB Family LLP (an investment firm). He is also the past owner and Chief Executive Officer of Bell-Mann, Inc. (a flooring company).

     RICHARD W. CARPENTER, 5570 Glenridge Drive, Atlanta, Georgia, is President and Director of the following business entities: Reamark Holdings, Corp.(a real estate company); Commonwealth Oil Refining Company (a refinery); Leisure Technology, Inc. (a real estate company); and Wyatt Energy, Inc. (a refinery). In addition, he is also the Managing Partner of Carpenter Properties LP (a real estate company) and a Director of TaraCorp (a _______ company). He also serves as a Director of First Liberty Savings Bank.

         WALTER WOODROW SESSOMS, 5995 River Chase Circle, Atlanta, Georgia, is presently retired. He previously served as a Group President for BellSouth Telecommunications from December, 1991 through June 30, 1997.

     ROBERT G. DORSEY, 312 Walnut Street, Cincinnati, Ohio, is President and Treasurer of Countrywide Fund Services, Inc. (a registered transfer agent) and Treasurer of Countrywide Investments, Inc. (a registered broker-dealer and investment adviser) and Countrywide Financial Services, Inc. (a financial services company and parent of Countrywide Fund Services, Inc. and Countrywide Investments, Inc. and a wholly-owned subsidiary of Countrywide Credit Industries, Inc.). He is also Vice President of Brundage, Story and Rose Investment Trust, PRAGMA Investment Trust, Markman MultiFund Trust, Dean Family of Funds, The New York State Opportunity Funds and Maplewood Investment Trust and Assistant Vice President of Interactive Investments, Schwartz Investment Trust, The Tuscarora Investment Trust, Williamsburg Investment Trust and The Gannett Welsh & Kotler Funds (all of which are registered investment companies).

         MARK J. SEGER, C.P.A., 312 Walnut Street, Cincinnati, Ohio, is Vice President of Countrywide Financial Services, Inc. and Countrywide Fund Services, Inc. He is also Treasurer of Countrywide Investment Trust, Countrywide Tax-Free Trust, Countrywide Strategic Trust, Brundage, Story and Rose Investment Trust, Markman MultiFund Trust, PRAGMA Investment Trust, Williamsburg Investment Trust, Dean Family of Funds, The New York State Opportunity Funds and Maplewood Investment Trust, Assistant Treasurer of Interactive Investments, Schwartz Investment Trust, The Tuscarora Investment Trust and The Gannett Welsh & Kotler Funds.

         JOHN F. SPLAIN, 312 Walnut Street, Cincinnati, Ohio, is Secretary and General Counsel of Countrywide Fund Services, Inc., Countrywide Investments, Inc. and Countrywide Financial Services, Inc. He is also Secretary of Countrywide Investment Trust, Countrywide Tax-Free Trust, Countrywide Strategic Trust, Brundage, Story and Rose Investment Trust, Markman MultiFund Trust, The Tuscarora Investment Trust, Williamsburg Investment Trust, PRAGMA Investment Trust and Maplewood Investment Trust and Assistant Secretary of Interactive Investments, Schwartz Investment Trust, Dean Family of Funds, The New York State Opportunity Funds and The Gannett Welsh & Kotler Funds.

         Each non-interested Trustee will receive a $250 fee for each Board meeting attended and will be reimbursed for travel and other expenses incurred in the performance of their duties.

THE INVESTMENT ADVISER
----------------------

     Wells Asset Management, Inc. (the "Adviser") is the Fund's investment adviser. Leo F. Wells, III is the controlling shareholder of the Adviser. Mr. Wells, by reason of such affiliation, may directly or indirectly receive benefits from the advisory fees paid to the Adviser. Mr. Wells is also the controlling shareholder of the Underwriter and a Trustee of the Trust.

     Under the terms of the advisory agreement between the Trust and the Adviser, the Adviser manages the Fund's investments. The Fund pays the Adviser a fee computed and accrued daily and paid monthly at an annual rate of .50% of its average daily net assets.

     The Fund is responsible for the payment of all expenses incurred in connection with the organization, registration of shares and operations of the Fund, including such extraordinary or non-recurring expenses as may arise, such as litigation to which the Fund may be a party. The Fund may have an obligation to indemnify the Trust's officers and Trustees with respect to such litigation, except in instances of willful misfeasance, bad faith, gross negligence or reckless disregard by such officers and Trustees in the performance of their duties. The Adviser bears promotional expenses in connection with the distribution of the Fund's shares to the extent that such expenses are not assumed by the Fund under their plan of distribution (see below). The compensation and expenses of any officer, Trustee or employee of the Trust who is an officer, director, employee or stockholder of the Adviser are paid by the Adviser.

         By its terms, the Trust's advisory agreement will remain in force until _______, 2000 and from year to year thereafter, subject to annual approval by
(a) the Board of Trustees or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Trust's advisory agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by the Adviser. The advisory agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

THE SUB-ADVISER
---------------

     Gateway Investment Advisers, L.P. (the "Sub-Adviser") supervises the Fund's investments pursuant to a Sub-Advisory Agreement (the "Sub-Advisory Agreement") between the Sub-Adviser, the Adviser and the Trust.

     The Sub-Adviser is a Delaware limited partnership which has been managing assets for institutional and individual investors since December 15, 1995. Prior to that time, Gateway Investment Advisers, Inc. ("GIA") had provided investment management services to institutional and individual investors since its inception in June, 1977. The Sub-Adviser became the successor in interest to the assets, business and personnel of GIA. GIA is the general partner of the Sub-Adviser with a 76% ownership interest, while Alex. Brown Investments Incorporated ("ABII") is the sole limited partner with a 24% ownership interest. ABII is an affiliate of Alex. Brown Incorporated, a nationally known investment banking firm and registered broker/dealer located in Baltimore, Maryland. Walter
G. Sall, Chairman, and J. Patrick Rogers, President, together own of record and beneficially 99.85% of the outstanding shares of GIA and thereby control the Sub-Adviser.

     The Adviser (not the Fund) pays the Sub-Adviser a fee computed and accrued daily and paid monthly at an annual rate of .15% of the value of the Fund's average daily net assets up to $100,000,000, .10% of such assets from $100,000,000 to $200,000,000 and .07% of such assets in excess of $200,000,000;
provided, however, that the minimum fee is $3,000 per month. The Sub-Adviser will waive its fees for the first three months of the Fund's operations.

     By its terms, the Sub-Advisory Agreement will remain in force until _____________, 2000 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by the Adviser or Sub-Adviser. The Sub-Advisory Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

THE UNDERWRITER
--------------

     Wells Investment Securities, Inc. (the "Underwriter") is the principal underwriter of the Fund and, as such, is the exclusive agent for distribution of shares of the Fund. The Underwriter is obligated to sell the shares on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

     The Underwriter currently allows concessions to dealers who sell shares of the Fund. The Underwriter receives that portion of the initial sales load which is not reallowed to the dealers who sell shares of the Fund. The Underwriter retains the entire sales charge on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record.

     The Fund may compensate dealers, including the Underwriter and its affiliates, based on the average balance of all accounts in the Fund for which the dealer is designated as the party responsible for the account. Such compensation will be paid on a quarterly basis after monies have been in the Fund for greater than twelve months. See "Distribution Plan" below.

     By its terms, the Trust's underwriting agreement will remain in force until __________, 2000 and from year to year thereafter, subject to annual approval by
(a) the Board of Trustees or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Trust's underwriting agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by the Adviser. The underwriting agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

DISTRIBUTION PLAN
-----------------
     As stated in the Prospectus, the Fund has adopted a plan of distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act which permits the Fund to pay for expenses incurred in the distribution and promotion of its shares, including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution-related expenses, including any distribution fees paid to the Underwriter and its affiliates or to securities dealers or other firms who have executed a distribution or service agreement with the Underwriter. The Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of .25% of the average daily net assets of the Fund.

     The continuance of the Plan must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the Plan (the "Rule 12b-1 Trustees") at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time by a vote of a majority of the Rule 12b-1 Trustees or by a vote of the holders of a majority of the outstanding shares of the Fund. In the event the Plan is terminated in accordance with its terms, the Fund will not be required to make any payments for expenses incurred after the termination date. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Trust's Board of Trustees and by a vote of the Rule 12b-1 Trustees.

     In approving the Plan, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Board of Trustees believes that expenditure of the Fund's assets for distribution expenses under the Plan should assist in the growth of the Fund which will benefit the Fund and its shareholders through increased economies of scale, and less chance of disruption of planned investment strategies. The Plan will be renewed only if the Trustees make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of the Fund's assets for distribution will be realized. While the Plan is in effect, all amounts spent by the Fund pursuant to the Plan and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Rule 12b-1 Trustees during such period.

SECURITIES TRANSACTIONS
-----------------------

     Decisions to buy and sell securities for the Fund and the placing of the Fund's securities transactions and negotiation of commission rates where applicable are made by the Sub-Adviser and are subject to review by the Board of Trustees of the Trust. In the purchase and sale of portfolio securities, the Sub-Adviser seeks best execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Sub-Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

     Generally, the Fund attempts to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities for the Fund may be purchased directly from the issuer.

     The Sub-Adviser is specifically authorized to select brokers who also provide brokerage and research services to the Fund and/or other accounts over which the Sub-Adviser exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if the Sub-Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Sub-Adviser's overall responsibilities with respect to the Fund and to accounts over which it exercises investment discretion.

     Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Fund and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Fund and the Sub-Adviser, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Fund effects securities transactions may be used by the Sub-Adviser in servicing all of its accounts and not all such services may be used by the Sub-Adviser in connection with the Fund.

     The Fund has no obligation to deal with any broker or dealer in the execution of securities transactions. However, the Sub-Adviser and other affiliates of the Trust or the Sub-Adviser may effect securities transactions which are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. The Fund will not effect any brokerage transactions in its portfolio securities with the Sub-Adviser if such transactions would be unfair or unreasonable to its shareholders. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Fund does not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with other firms. Neither the Adviser nor the Sub-Adviser, nor affiliates of the Trust, the Adviser, or the Sub-Adviser will receive reciprocal brokerage business as a result of the brokerage business transacted by the Fund with other brokers.

     Code of Ethics. The Trust, the Adviser and the Sub-Adviser have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The Code significantly restricts the personal investing activities of all employees of the Adviser and the Sub-Adviser and, as described below, imposes additional, more onerous, restrictions on investment personnel of the Adviser and the Sub-Adviser. The Code requires that all employees of the Adviser and the Sub-Adviser preclear any personal securities investment (with limited exceptions, such as U.S. Government obligations). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. In addition, no employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by the Fund. The substantive restrictions applicable to investment personnel of the Adviser and the Sub-Adviser include a ban on acquiring any securities in an initial public offering and a prohibition from profiting on short-term trading in securities. Furthermore, the Code provides for trading "blackout periods" which prohibit trading by investment personnel of the Adviser and the Sub-Adviser within periods of trading by the Fund in the same (or equivalent) security.

PORTFOLIO TURNOVER
------------------

     The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. The Sub-Adviser anticipates that the Fund's portfolio turnover rate normally will not exceed 100%. A 100% turnover rate would occur if all of the Fund's portfolio securities were replaced once within a one year period.

     Generally, the Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon cash flows into and out of the Fund, changes in the S&P REIT Index and market and other conditions, and it will not be a limiting factor when the Sub-Adviser believes that portfolio changes are appropriate.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
----------------------------------------------------

     The share price (net asset value) and the public offering price (net asset value plus applicable sales load) of the shares of the Fund are determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Trust may also be open for business on other days in which there is sufficient trading in the Fund's portfolio securities that its net asset value might be materially affected. For a description of the methods used to determine the share price and the public offering price, see "Calculation of Share Price and Public Offering Price" in the Prospectus.

OTHER PURCHASE INFORMATION
--------------------------

     The Prospectus describes generally how to purchase shares of the Fund. Additional information with respect to certain types of purchases of shares of the Fund is set forth below.

     Right of Accumulation. A "purchaser" (as defined in the Prospectus) of shares of the Fund has the right to combine the cost or current net asset value (whichever is higher) of his existing Fund shares with the amount of his current purchases in order to take advantage of the reduced sales loads set forth in the tables in the Prospectus. The purchaser or his dealer must notify Countrywide Fund Services, Inc. (the "Transfer Agent") that an investment qualifies for a reduced sales load. The reduced sales load will be granted upon confirmation of the purchaser's holdings by the Fund.

     Letter of Intent. The reduced sales loads set forth in the tables in the Prospectus may also be available to any "purchaser" (as defined in the Prospectus) of shares of the Fund who submits a Letter of Intent to the Transfer Agent. The Letter must state an intention to invest in the Fund within a thirteen month period a specified amount which, if made at one time, would qualify for a reduced sales load. A Letter of Intent may be submitted with a purchase at the beginning of the thirteen month period or within ninety days of the first purchase under the Letter of Intent.

Upon acceptance of this Letter, the purchaser becomes eligible for the reduced sales load applicable to the level of investment covered by such Letter of Intent as if the entire amount were invested in a single transaction.

     The Letter of Intent is not a binding obligation on the purchaser to purchase, or the Fund to sell, the full amount indicated. During the term of a Letter of Intent, shares representing 5% of the intended purchase will be held in escrow. These shares will be released upon the completion of the intended investment. If the Letter of Intent is not completed during the thirteen month period, the applicable sales load will be adjusted by the redemption of sufficient shares held in escrow, depending upon the amount actually purchased during the period. The minimum initial investment under a Letter of Intent is $10,000.

     A ninety-day backdating period can be used to include earlier purchases at the purchaser's cost (without a retroactive downward adjustment of the sales load). The thirteen month period would then begin on the date of the first purchase during the ninety-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Letter of Intent. The purchaser or his dealer must notify the Transfer Agent that an investment is being made pursuant to an executed Letter of Intent.

     Other Information. The Trust does not impose a sales load or imposes a reduced sales load in connection with purchases of shares of the Fund made under the reinvestment privilege or the purchases described in the "Reduced Sales Load" or "Purchases at Net Asset Value" sections in the Prospectus because such purchases require minimal sales effort by the Adviser. Purchases described in the "Purchases at Net Asset Value" section may be made for investment only, and the shares may not be resold except through redemption by or on behalf of the Fund.

TAXES

     The Prospectus describes generally the tax treatment of distributions by the Fund. This section of the Statement of Additional Information includes additional information concerning federal taxes.

         The Fund intends to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. To so qualify the Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; and (ii) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

     The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

     A federal excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of the calendar year plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax.

     The Trust is required to withhold and remit to the U.S. Treasury a portion (31%) of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding.

REDEMPTION IN KIND
------------------

         Under unusual circumstances, when the Board of Trustees deems it in the best interests of the Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, the Fund intends to make an election pursuant to Rule 18f-1 under the 1940 Act. This election will require the Fund to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any ninety day period for any one shareholder. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities which are issued in an in-kind redemption will be readily marketable.

HISTORICAL PERFORMANCE INFORMATION
----------------------------------

         From time to time, the Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                                P (1 + T)n = ERV
Where:

P   =             a hypothetical initial payment of $1,000
T   =             average annual total return
n   =             number of years
ERV =             ending redeemable value of a hypothetical $1,000
                  payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

     The calculation of average annual total return assumes the reinvestment of all dividends and distributions and the deduction of the current maximum initial sales load from the initial $1,000 payment. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated. The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. This computation does not include the effect of the applicable initial sales load which, if included, would reduce total return. A nonstandardized quotation may also indicate average annual compounded rates of return without including the effect of the applicable initial sales load or over periods other than those specified for average annual total return. A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

     From time to time, the Fund may also advertise its yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          Yield = 2[(a-b/cd + 1)6 - 1]
Where:

a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d = the maximum offering price per share on the last day of the period

Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that the Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized.

     The Fund's performance may be compared in advertisements, sales literature and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P 500 Index, which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the United States securities markets. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service, such as Lipper Analytical Services, Inc. or Morningstar, Inc., or by one or more newspapers, newsletters or financial periodicals. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

     Investors may use such indices in addition to the Fund's Prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

     From time to time the Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as Standard & Poor's Ratings Group and Moody's Investors Service, Inc.). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

CUSTODIAN
---------

         Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio, has been retained to act as Custodian for the Fund's investments. Star Bank, N.A. acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

AUDITORS
--------

         The firm of Arthur Andersen LLP has been selected as independent public accountants for the Trust for the fiscal year ending January 31, 1999. Arthur Andersen LLP, 425 Walnut Street, Cincinnati, Ohio, performs an annual audit of the Trust's financial statements and advises the Funds as to certain accounting matters.


COUNTRYWIDE FUND SERVICES, INC.
-------------------------------

     The Trust has retained Countrywide Fund Services, Inc. (the "Transfer Agent") to act as its transfer agent. The Transfer Agent is an indirect wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending. The Transfer Agent maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. The Transfer Agent receives from the Fund for its services as transfer agent a fee payable monthly at an annual rate of $20 per account, provided, however, that the minimum fee is $1,200 per month. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

     The Transfer Agent also provides accounting and pricing services to the Fund. For calculating daily net asset value per share and maintaining such books and records as are necessary to enable the Transfer Agent to perform its duties, the Fund pays the Transfer Agent a fee in accordance with the following schedule:

          Average Monthly Net Assets                   Monthly Fee
          --------------------------                   -----------
         $          0 - $ 50,000,000                   $2,000
         $ 50,000,000 -  100,000,000                   $2,500
         $100,000,000 -  200,000,000                   $3,000
         $200,000,000 -  300,000,000                   $4,000
                 Over -  300,000,000                   $5,000 + .001%
                                                       of average monthly
                                                       net assets.

In addition, the Fund pays all costs of external pricing services.

     The Transfer Agent also provides administrative services to the Fund. In this capacity, the Transfer Agent supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. The Transfer Agent supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, the Fund pays the Transfer Agent a fee at the annual rate of .15% of the average value of its daily net assets up to $50,000,000,
 .125% of such assets from $50,000,000 to $100,000,000 and .1% of such assets in excess of $100,000,000, provided, however, that the minimum fee is $1,000 per month.

STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------


         The Fund's Statement of Assets and Liabilities as of December 23, 1997, which has been audited by Arthur Andersen LLP, is attached to this Statement of Additional Information.

                            WELLS S&P REIT INDEX FUND

               (A Series of the Wells Family of Real Estate Funds)

                       STATEMENT OF ASSETS AND LIABILITIES

                                      AS OF

                                DECEMBER 22, 1997

                                  TOGETHER WITH

                                AUDITORS' REPORT

                              ARTHUR ANDERSEN LLP

                    Report of Independent Public Accountants
                    ----------------------------------------


To the Trustees and Shareholder of
         The Wells S&P REIT Index Fund:

     We have audited the accompanying statement of assets and liabilites of The Wells S&P REIT Index Fund as of December 22, 1997. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of The Wells S&P REIT Index Fund as of December 22, 1997 in conformity with generally accepted accounting principles.


                                                 /s/ Arthur Andersen LLP


Cincinnati, Ohio
         December 23, 1997

                            WELLS S&P REIT INDEX FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                             AS OF DECEMBER 22, 1997

ASSETS:
         Cash                                              $100,000
         Organization costs (Note 2)                         36,000
                                                            -------

                           Total assets                    $136,000


LIABILITIES
         Accrued expenses (Note 2)                           36,000
                                                            -------

                           Total liabilities                 36,000
                                                            -------

         Net assets for shares of
                  beneficial interest outstanding          $100,000
                                                           ========

         Shares outstanding                                  10,000
                                                           ========

         Net asset value per share                        $  10.00
                                                           ========

The accompanying notes are an integral part of this statement.

                            WELLS S&P REIT INDEX FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                             AS OF DECEMBER 22, 1997

(1) The Wells S&P REIT Index Fund (the Fund) is a diversified series of the Wells Family of Real Estate Funds, an open-end investment company established as an Ohio business trust under a Declaration of Trust dated June 4, 1997. The Fund has had no operations except for the initial issuance of shares. On December 23, 1997, 10,000 shares of the Fund were issued for cash at $10.00 per share.

(2) Expenses incurred in connection with the organization of the Fund and the initial offering of shares are estimated to be $36,000, which includes $30,000 paid to Countrywide Fund Services, Inc., the Fund's administrator. These expenses have been paid by Wells Asset Management, Inc. (the Adviser). Upon commencement of the public offering of shares of the Fund, the Fund will reimburse the Adviser for such expenses, with that amount being capitalized and amortized on a straight-line basis over five years. As of December 22, 1997, all outstanding shares of the Fund were held by an affiliate of the Adviser, who purchased these initial shares in order to provide the Trust with its required capital. In the event the initial shares of the Fund are redeemed below the required minimum initial capitalization of $100,000 by any holder thereof at any time prior to the complete amortization of organizational expenses, the redemption proceeds payable with respect to such shares will be reduced by the pro rata share (based upon the portion of the shares redeemed in relation to the required minimum initial capitalization) of the unamortized deferred organizational expenses as of the date of such redemption.

(3) Reference is made to the Prospectus and this Statement of Additional Information for a description of the Advisory Agreement, the Sub-Advisory Agreement, the Underwriting Agreement, the Distribution Expense Plan, the Administration Agreement, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

                        WELLS FAMILY OF REAL ESTATE FUNDS


PART C.          OTHER INFORMATION

Item 24.         Financial Statements and Exhibits

         (a)      (i)        Financial Statements included in Part A:

                             None

                  (ii)       Financial Statements included in Part B:

                             Statement of Assets and Liabilities,
                             December 23, 1997

                             Notes to Financial Statement

                             Independent Auditor's Report

         (b)      Exhibits

                  (1)      Agreement and Declaration of Trust*

                  (2)      Bylaws*

                  (3)      Inapplicable

                  (4)      Inapplicable

                  (5)      (i)     Form of Advisory Agreement with Wells Asset
                                   Management, Inc.*

                           (ii) Form of Sub-Advisory Agreement with Gateway Investment Advisers, L.P.*

                  (6) Form of Underwriting Agreement with Wells Investment Securities, Inc.*

                  (7)      Inapplicable

                  (8)      Form of Custody Agreement with Star Bank, N.A.

                  (9)      (i)        Form of Administration Agreement with
                                      Countrywide Fund Services, Inc.*

                           (ii) Form of Accounting Services Agreement with Countrywide Fund Services, Inc.*

                           (iii) Form of Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with Countrywide Fund Services, Inc.*

                  (10)                Opinion and Consent of Counsel

                  (11)                Consent of Independent Auditors

                  (12)                Inapplicable

                  (13)                Form of Agreement Relating to Initial
                                      Capital*

                  (14)                Inapplicable

                  (15)                Form of Plan of Distribution Pursuant to
                                      Rule 12b-1*

                  (16)                Inapplicable

                  (17)                Financial Data Schedule

                  (18)                Inapplicable

--------------------------------------


* Incorporated by reference to the Trust's initial registration statement on Form N-1A.

Item 25.            Persons Controlled by or Under Common Control with
                    Registrant.

                    After commencement of the public offering of the Registrant's shares, the Registrant expects that no person will be directly or indirectly controlled by or under common control with the Registrant.

Item 26.            Number of Holders of Securities.

                    As of December 23, 1997, there is one holder of the shares of beneficial interest of the Registrant.

Item 27.            Indemnification

                    Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

                    "Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office

                    Section 6.5 Advances of Expenses. The Trust shall advance attorney's fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

                    Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  The Registrant expects to maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy will provide coverage to the Registrant, its Trustees and officers, Wells Asset Management, Inc. (the "Adviser") and Wells Investment Securities, Inc., the Trust's principal underwriter. Coverage under the policy will include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

                  The Advisory Agreement with the Adviser provides that the Adviser shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by the Advisory Agreement, or in accordance with (or in the absence of) specific directions or instructions from the Trust, provided, however, that such acts or omissions shall not have resulted from the Adviser's willful misfeasance, bad faith or gross negligence.

                  The Sub-Advisory Agreement with Gateway Investment Advisers, L.P. (the "Sub-Adviser") provides that the Sub-Adviser shall be held harmless and indemnified by the Adviser and the Trust from any and all losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) arising from any claim, demand, action, or suit which results from any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by the Sub-Advisory Agreement, or in accordance with (or in the absence of) specific directions or instructions from the Trust, provided, however, that such acts or omissions shall not have resulted from the Sub-Adviser's willful misfeasance, bad faith or gross negligence or reckless disregard of the Sub-Adviser's obligations and duties under the Sub-Advisory Agreement.

Item 28.  Business and Other Connections of the Investment Adviser

                 (a) The Adviser is a Georgia corporation organized in June, 1997 to provide investment advisory services to the Registrant. The Adviser has no other business of a substantial nature.

                           The Sub-Adviser, a Delaware limited partnership, provides investment advisory services to the Registrant, The Gateway Trust and various other individual and institutional clients.

                 (b) The directors and officers of the Adviser and any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years:

                           (i) Leo F. Wells, III, President and Treasurer of
                               the Adviser.

                               President and a Trustee of the Registrant.

                               President, Treasurer and a Director of Wells
                               Investment Securities, Inc., a registered broker-dealer and Registrant's principal underwriter.

                               President of Wells & Associates, Inc.; Wells
                               Management Company, Inc.; Wells Capital,
                               Inc.; Wells Real Estate Funds, Inc.; Wells
                               Advisors, Inc.; Wells Development
                               Corporation; and Wells Real Estate
                               Investment Trust, Inc.

                 (ii) Brian M. Conlon, Executive Vice President and Chief Operating Officer of the Adviser.

                           Executive Vice President and a Trustee of the Registrant.

                           Secretary of Wells Investment Securities,
                           Inc. and Chief Operating Officer of Wells
                           Capital, Inc.

                 (iii)     Linda L. Carson - Secretary of the Adviser.

                           Vice President, Accounting of Wells Capital,
                           Inc.

                 The directors and officers of the Sub-Adviser and any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years:

                           (i) Walter G. Sall, Chairman of the Board and a controlling shareholder of the Sub-Adviser.

                           (ii)     J. Patrick Rogers, President and a
                                    controlling shareholder of the Adviser.

                                    President of The Gateway Trust.

Item 29.  Principal Underwriters

         (a)     Inapplicable

         (b)                              Position with         Position with
                  Name                    Underwriter           Registrant
                  ----                    --------------        --------------

                  Leo F. Wells, III       President,            President
                                          Treasurer and         Trustee
                                          a Director

                  Brian M. Conlon         Secretary             Executive Vice
                                                                President and
                                                                Trustee

         The address of the above-named persons is 3885 Holcomb Bridge Road, Norcross, Georgia 30092

         (c)      Inapplicable

Item 30. Location of Accounts and Record
-------  -------------------------------

                  Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at its offices located at 3885 Holcomb Bridge Road 30092 as well as at the offices of the Registrant's transfer agent located at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202.

Item 31.  Management Services Not Discussed in Parts A or B
-------   -------------------------------------------------

                  Inapplicable

Item 32.  Undertakings
-------   ------------

                  (a)      Inapplicable

                  (b) The Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of this Registration Statement.

                  (c) The Registrant undertakes to furnish each person to whom a Prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                  (d) The Registrant undertakes to call a meeting of shareholders, if requested to do so by holders of at least 10% of the Fund's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Norcross and State of Georgia, on the 29th day of December, 1997.

                        WELLS FAMILY OF REAL ESTATE FUNDS

                             By:/s/ Brian M. Conlon
                               ---------------------
                                    Brian M. Conlon
                                    President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

   Signature                   Title             Date
   ---------                   -----             ----


/s/ Brian M. Conlon            President      December 29, 1997
-------------------            and Trustee
Brian M. Conlon



/s/ Mark J. Seger              Treasurer      December 29, 1997
-----------------
Mark J. Seger